CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022
March 82016 [Member]
Short-Term Debt [Line Items]
Convertible Notes Payable, Current	$ 100,000	$ 100,000	$ 100,000	$ 100,000
Cash issued for convertible note	$ 100,000	$ 100,000	$ 100,000	$ 100,000
Convertible note, interest rate	8.00%	8.00%	8.00%	8.00%
Notes Payable, Current	$ 100,000	$ 100,000	$ 100,000	$ 100,000
April 62016 [Member]
Short-Term Debt [Line Items]
Convertible Notes Payable, Current	50,000	50,000	50,000	50,000
Cash issued for convertible note	$ 50,000	$ 50,000	$ 50,000	$ 50,000
Convertible note, interest rate	8.00%	8.00%	8.00%	8.00%
Notes Payable, Current	$ 50,000	$ 50,000	$ 50,000	$ 50,000
October 312016 [Member]
Short-Term Debt [Line Items]
Convertible Notes Payable, Current	50,000	50,000	50,000	50,000
Cash issued for convertible note	$ 50,000	$ 50,000	$ 50,000	$ 50,000
Convertible note, interest rate	10.00%	10.00%	10.00%	10.00%
Notes Payable, Current	$ 200,000	$ 50,000	$ 50,000	$ 50,000
Conversion price			$ 18.75	$ 18.75
Dec 2017 [Member]
Short-Term Debt [Line Items]
Convertible Notes Payable, Current	100,000	100,000	$ 100,000	$ 100,000
Cash issued for convertible note	$ 100,000	$ 100,000	$ 100,000	$ 100,000
Convertible note, interest rate	10.00%	10.00%	10.00%	10.00%
Notes Payable, Current	$ 100,000	$ 100,000	$ 100,000	$ 100,000
Derivative Liability	400,000	400,000	410,256	369,231
Oct 0317 [Member]
Short-Term Debt [Line Items]
Convertible Notes Payable, Current	50,000	50,000	50,000	50,000
Cash issued for convertible note	$ 50,000	$ 50,000	$ 50,000	$ 50,000
Convertible note, interest rate	10.00%	10.00%	10.00%	10.00%
Notes Payable, Current	$ 50,000	$ 50,000	$ 50,000	$ 50,000
Derivative Liability	200,000	200,000	184,615	184,615
September 302018 [Member]
Short-Term Debt [Line Items]
Convertible Notes Payable, Current	350,000	350,000	350,000	350,000
Cash issued for convertible note	$ 350,000	$ 350,000	$ 350,000	$ 350,000
Convertible note, interest rate	10.00%	10.00%	10.00%	10.00%
Notes Payable, Current	$ 10,000	$ 10,000	$ 10,000	$ 10,000
May 52017 [Member]
Short-Term Debt [Line Items]
Convertible Notes Payable, Current		200,000	200,000	200,000
Cash issued for convertible note		$ 200,000	$ 200,000	$ 200,000
Convertible note, interest rate		10.00%	10.00%	10.00%
Notes Payable, Current		$ 200,000	$ 200,000
Derivative Liability		$ 800,000	$ 820,513	$ 738,462
October 3120161 [Member]
Short-Term Debt [Line Items]
Convertible Notes Payable, Current				50,000
Cash issued for convertible note				$ 50,000
Convertible note, interest rate				10.00%
Notes Payable, Current				$ 50,000
October 3120162 [Member]
Short-Term Debt [Line Items]
Convertible Notes Payable, Current				50,000
Cash issued for convertible note				$ 50,000
Convertible note, interest rate				10.00%
Notes Payable, Current				$ 50,000
March 132017 [Member]
Short-Term Debt [Line Items]
Convertible Notes Payable, Current				50,000
Cash issued for convertible note				$ 50,000
Convertible note, interest rate				10.00%
Notes Payable, Current				$ 50,000
March 3120171 [Member]
Short-Term Debt [Line Items]
Convertible Notes Payable, Current				50,000
Cash issued for convertible note				$ 50,000
Convertible note, interest rate				10.00%
Notes Payable, Current				$ 50,000
Derivative Liability				184,615
April 192017 [Member]
Short-Term Debt [Line Items]
Convertible Notes Payable, Current				50,000
Cash issued for convertible note				$ 50,000
Convertible note, interest rate				10.00%
Notes Payable, Current				$ 50,000
Derivative Liability				184,615
June 262017 [Member]
Short-Term Debt [Line Items]
Convertible Notes Payable, Current				150,000
Cash issued for convertible note				$ 150,000
Convertible note, interest rate				10.00%
Derivative Liability				$ 553,846
Sept 252017 [Member]
Short-Term Debt [Line Items]
Convertible Notes Payable, Current				50,000
Cash issued for convertible note				$ 50,000
Convertible note, interest rate				10.00%
Notes Payable, Current				$ 50,000
Derivative Liability				184,615
Oct 1617 [Member]
Short-Term Debt [Line Items]
Convertible Notes Payable, Current				100,000
Cash issued for convertible note				$ 100,000
Convertible note, interest rate				10.00%
Derivative Liability				$ 369,231
Nov 0117 [Member]
Short-Term Debt [Line Items]
Convertible Notes Payable, Current				25,000
Cash issued for convertible note				$ 25,000
Convertible note, interest rate				10.00%
Notes Payable, Current				$ 25,000
Derivative Liability				92,308
Nov 0120172 [Member]
Short-Term Debt [Line Items]
Convertible Notes Payable, Current				25,000
Cash issued for convertible note				$ 25,000
Convertible note, interest rate				10.00%
Notes Payable, Current				$ 25,000
Derivative Liability				82,308
Feb 2818 [Member]
Short-Term Debt [Line Items]
Convertible Notes Payable, Current				100,000
Cash issued for convertible note				$ 100,000
Convertible note, interest rate				10.00%
Notes Payable, Current				$ 100,000
Derivative Liability				369,231
July 112018 [Member]
Short-Term Debt [Line Items]
Convertible Notes Payable, Current				11,500
Cash issued for convertible note				$ 11,500
Convertible note, interest rate				10.00%
Notes Payable, Current				$ 11,500
Derivative Liability				42,461
July 192019 [Member]
Short-Term Debt [Line Items]
Notes Payable, Current				1,000
Derivative Liability				$ 1,639